Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets

Note 5: Prepayments and other current assets

Prepayment and other current assets mainly represent deposits paid for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2024	2023
	US$’000	US$’000

Deposits paid	78	40
Prepayments	70	68
Other receivables	118	134
Income tax recoverable	2	-
Other tax recoverable	3	4
	271	246

ZHEJIANG TIANLAN
Prepayments and other current assets
5.	Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2024	2023
	RMB’000	RMB’000

Prepayments	21,462	16,622
Deposits paid for bidding projects and temporary payments	7,610	6,257
Other current assets	1,716	862

	30,788	23,741